Segment Information - Schedule of Revenue Derived from Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Geo Segment [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	$ 105,747	$ 143,946	$ 220,880	$ 292,067
Geo Segment [Member] | Broadcast [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	51,226	73,462	106,282	145,974
Geo Segment [Member] | Enterprise [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	52,590	67,120	109,433	139,963
Geo Segment [Member] | Consulting and other [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	1,931	3,364	5,165	6,130
LEO segment [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	359	8,487	1,975	12,541
LEO segment [Member] | Consulting and other [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	$ 359	$ 8,487	$ 1,975	$ 12,541